PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets in the partnership’s LP Investments segment such as Center Parcs UK, Paradise Island Holdings Limited (“Atlantis”), a portfolio of extended-stay hotels in the U.S. and a hotel at IFC.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	13 to 15
Furniture, fixtures and equipment	2 to 15

Hospitality properties are accounted for under the revaluation model with revaluation to fair value performed annually at December 31. Significant unobservable inputs (Level 3) in estimating hospitality property values under the revaluation method include estimates of replacement cost and estimates of remaining economic life.

Hospitality properties with a fair value of approximately $2.3 billion (December 31, 2017 - $2.4 billion) are situated on land held under leases or other agreements largely expiring after the year 2065.

The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Cost:
Balance, beginning of year	$5,451	$5,417
Acquisitions through business combinations(1)	1,748	281
Additions	490	271
Disposals	(21)	(34)
Foreign currency translation	(207)	262
Reclassification to assets held for sale(2)	—	(746)
	7,461	5,451
Accumulated fair value changes:
Balance, beginning of year	756	659
Revaluation gains, net	293	55
Reclassification to assets held for sale(2)	—	42
	1,049	756
Accumulated depreciation:
Balance, beginning of year	(750)	(719)
Depreciation	(291)	(267)
Disposals	18	22
Foreign currency translation	19	(8)
Reclassification to assets held for sale(2)	—	222
	(1,004)	(750)
Total property, plant and equipment	$7,506	$5,457

(1)	In the first quarter of 2018, the partnership acquired the Extended-Stay Hotel portfolio. See Note 5, Business Acquisitions and Combinations, for more information.

(2)	In the fourth quarter of 2017, the Hard Rock Hotel and Casino was reclassified to assets held for sale, and was sold to a third party in the first quarter of 2018.